ANNUAL REPORT
--------------------------------------------------------------------------------


Cash Account
Trust


April 30, 2001


Premier Money
Market Shares

o   Money Market Portfolio

o   Government Securities
    Portfolio

o   Tax-Exempt Portfolio

Dear Shareholder:

We appreciate your decision to invest in the Premier Money Market Shares. To provide you with an update of holdings, on the following pages you'll find the fund's annual report for the year ended April 30, 2001. Also included are the financial highlights for the following Premier Money Market portfolios:

o  Money Market Portfolio
o  Government Securities Portfolio
o  Tax-Exempt Portfolio

Briefly, for the past year ended April 30, 2001 the fund's portfolios registered solid performance and achieved their stated objectives of providing maximum current income while maintaining stability of principal. There is no assurance that the fund will continue to meet its objective.

Economic Review and Outlook
The past couple of months witnessed growing evidence of an economic slowdown and poorly performing capital markets. Rates were lowered by 200 basis points and a bias to lower rates remains in place. The Federal Reserve reacted aggressively to stem the downturn and foster a quick return to more robust growth. On April 18, 2001, a surprising inter-meeting move, the Federal Reserve (Fed) cut rates by 50 basis points. This occurred despite more favorable industrial production data and steady consumer spending in the last couple of months. The new goal is apparently not only to stop the economic downturn, but also to promote a quick return to more robust growth. The main targets to be maintained and strengthened are capital investments and consumer confidence. In reaction, the yield curve out to one year flattened, and long-term rates actually rose because of the perception that the Fed was perhaps being too supportive. Presently, the yield curve indicates the path toward easing is ending because of the high likelihood of an economic rebound later in the year.

Throughout the period, our bias was to lengthen because of the likelihood of lower rates. Nevertheless, we had to walk a fine line between lengthening versus relinquishing the higher returns for shorter maturities. As a consequence, we selectively lengthened and generally held average life at mid-point of constructive range given the liquidity requirements of the fund. We also focused heavily on credit quality because of the negative impact an economic slowdown can have on the financial strength of issuers.

The end of the economic slowdown can appear to be elusive, but from our vantage point, the worst of the economic downturn has occurred and the economy is now in the process of stabilizing. The Fed's actions have been aggressive and will be effective. Moreover, the stock market is giving signs of life. Prospects are considerably brighter. In the interim, we still favor opportunistic lengthening because rates may be adjusted moderately lower.

Portfolio Performance
As of April 30, 2001
--------------------------------------------------------------------------------
                                                                Premier Shares
--------------------------------------------------------------------------------
                                                                     7-Day
                                                                 Current Yield
--------------------------------------------------------------------------------
Money Market Portfolio                                              4.13%
--------------------------------------------------------------------------------
Government Securities Portfolio                                     3.93%
--------------------------------------------------------------------------------
Tax-Exempt Portfolio                                                2.94%
--------------------------------------------------------------------------------
  (Equivalent Taxable Yield)                                        4.87%
--------------------------------------------------------------------------------
   To find out current yield information, contact your financial services firm from which you obtained the prospectus. Yields are historical, may fluctuate, and do not guarantee future performance. Net yields are the sum of the daily dividend rates for the period.
--------------------------------------------------------------------------------

Thank you again for your investment. We look forward to serving your investment needs for years to come.

Frank J. Rachwalski
Vice President and Lead Portfolio Manager

May 24, 2001

Frank Rachwalski is a Managing Director of Scudder Kemper Investments, Inc. and is Vice President and Lead Portfolio Manager of all Zurich Scudder Money Funds. Mr. Rachwalski holds B.B.A. and M.B.A. degrees from Loyola University.

Notes
Like all money market funds, an investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve your investment at $1.00 per share, it is possible to lose money.

The views expressed in this report reflect those of the portfolio manager only through the end of the period stated above. The manager's views are subject to change at any time, based on market and other conditions.

Portfolio of Investments at April 30, 2001

                                                                                           Principal
                                                                                           Amount ($)     Value ($)
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
Money Market Portfolio
---------------------------------------------------------------------------------------------------------------------

Repurchase Agreements**-- 0.0%
---------------------------------------------------------------------------------------------------------------------
State Street Bank and Trust Company, 4.52%,
   to be repurchased at $4,529,568 on 5/1/2001 (Cost $4,529,000)                            4,529,000       4,529,000
---------------------------------------------------------------------------------------------------------------------
Commercial Paper-- 79.1%
---------------------------------------------------------------------------------------------------------------------
Accor South America
   4.25%, 7/23/2001                                                                        40,000,000      39,608,055
---------------------------------------------------------------------------------------------------------------------
Ace Overseas Corp.
   4.69%-4.93%, 6/11/2001-7/9/2001                                                        217,400,000     215,992,678
---------------------------------------------------------------------------------------------------------------------
AES Shady Point, Inc.
   4.65%, 7/6/2001                                                                         25,000,000      24,786,874
---------------------------------------------------------------------------------------------------------------------
Alpine Securitization Corp.
   4.78%-5.05%, 5/7/2001-6/13/2001                                                        195,000,000     194,422,613
---------------------------------------------------------------------------------------------------------------------
American Honda Finance Corp.
   4.35%-5.38%*, 5/20/2001-7/26/2001                                                      165,000,000     164,994,496
---------------------------------------------------------------------------------------------------------------------
Amsterdam Funding Corp.
   4.89%, 5/16/2001                                                                        50,000,000      49,898,125
---------------------------------------------------------------------------------------------------------------------
Asset Portfolio Funding
   4.35%, 6/22/2001                                                                        10,237,000      10,172,678
---------------------------------------------------------------------------------------------------------------------
Associates Corp.
   4.86%-5.03%*, 6/15/2001-6/26/2001                                                       55,000,000      55,000,000
---------------------------------------------------------------------------------------------------------------------
Atlantis One Funding
   4.80%, 6/11/2001                                                                        80,126,000      79,687,978
---------------------------------------------------------------------------------------------------------------------
Bavaria Finance Funding
   4.48%-4.70%, 5/30/2001-7/16/2001                                                       155,608,000     154,790,056
---------------------------------------------------------------------------------------------------------------------
Bavaria Universal Funding
   4.46%-6.12%, 5/1/2001-10/15/2001                                                       157,600,000     155,518,940
---------------------------------------------------------------------------------------------------------------------
Beta Finance, Inc.
   4.59%*, 8/3/2001                                                                        25,000,000      25,000,000
---------------------------------------------------------------------------------------------------------------------
Beta Finance, Inc.
   4.70%, 7/17/2001-3/18/2002                                                             172,500,000     171,771,174
---------------------------------------------------------------------------------------------------------------------
Capital One Funding Corp.
   4.55%-4.61%*, 5/2/2001-5/3/2001                                                         79,490,893      79,490,893


    The accompanying notes are an integral part of the financial statements.


                                       2

                                                                                           Principal
                                                                                           Amount ($)     Value ($)
---------------------------------------------------------------------------------------------------------------------
Caterpillar Financial Services
   4.86%-5.65%*, 5/1/2001-7/16/2001                                                       155,000,000     155,039,967
---------------------------------------------------------------------------------------------------------------------
China Merchants, Inc.
   4.50%-4.88%, 5/22/2001                                                                  40,000,000      39,890,567
---------------------------------------------------------------------------------------------------------------------
CIT Group Holdings, Inc.
   4.64%-5.03%*, 5/1/2001-7/16/2001                                                       160,000,000     159,991,754
---------------------------------------------------------------------------------------------------------------------
Citicorp
   4.70%-4.84%, 5/1/2001-6/4/2001                                                         220,000,000     219,542,889
---------------------------------------------------------------------------------------------------------------------
Credit Suisse Funding
   5.04%*, 5/20/2001                                                                      100,000,000     100,000,000
---------------------------------------------------------------------------------------------------------------------
CXC, Inc.
   5.05%, 5/7/2001                                                                        100,000,000      99,915,833
---------------------------------------------------------------------------------------------------------------------
Delaware Funding Corp.
   5.05%, 5/29/2001                                                                        76,098,000      75,799,104
---------------------------------------------------------------------------------------------------------------------
Dresdner Kleinworth
   5.04%, 5/4/2001                                                                        100,000,000      99,958,000
---------------------------------------------------------------------------------------------------------------------
Eureka Securitization, Inc.
   4.70%, 7/3/2001                                                                         30,000,000      29,753,250
---------------------------------------------------------------------------------------------------------------------
Falcon Asset Security Corp.
   4.40%-4.97%, 5/3/2001-6/6/2001                                                         135,129,000     134,885,495
---------------------------------------------------------------------------------------------------------------------
FCar Owner Trust
   4.21%-4.29%, 7/12/2001-7/27/2001                                                       140,000,000     138,719,092
---------------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co.
   4.88%*, 7/16/2001                                                                       29,000,000      29,018,408
---------------------------------------------------------------------------------------------------------------------
Forrestal Funding Master Trust
   4.80%-5.30%, 5/3/2001-6/8/2001                                                         186,007,000     185,493,165
---------------------------------------------------------------------------------------------------------------------
Four Winds Funding Corp.
   5.01%, 5/31/2001                                                                       124,007,000     123,489,271
---------------------------------------------------------------------------------------------------------------------
Galaxy Funding
   4.68%-6.24%, 5/18/2001-9/13/2001                                                       112,500,000     111,255,792
---------------------------------------------------------------------------------------------------------------------
General Electric Capital Corp.
   5.00%-6.31%, 5/4/2001-8/21/2001                                                         74,000,000      73,224,632
---------------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp.
   4.35%*, 7/27/2001                                                                       37,000,000      36,999,958
---------------------------------------------------------------------------------------------------------------------
Giro Funding US Corp.
   4.35%-4.80%, 6/11/2001-6/26/2001                                                       207,614,000     206,298,285


    The accompanying notes are an integral part of the financial statements.


                                       3


                                                                                           Principal
                                                                                           Amount ($)     Value ($)
---------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, LP
   5.46%-6.28%, 5/24/2001-7/24/2001                                                       115,000,000     115,000,000
---------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, LP
   5.01%-5.54%*, 5/8/2001-6/27/2001                                                        75,000,000      75,020,657
---------------------------------------------------------------------------------------------------------------------
Greenwich Funding Corp.
   4.22%-5.77%, 7/2/2001-7/26/2001                                                        156,687,000     155,111,836
---------------------------------------------------------------------------------------------------------------------
Greyhawk Funding, LLC
   4.15%-4.55%, 9/13/2001-9/14/2001                                                       160,000,000     157,433,900
---------------------------------------------------------------------------------------------------------------------
Hatteras Funding Corp.
   4.81%-5.12%, 5/18/2001-6/18/2001                                                       197,083,000     196,188,071
---------------------------------------------------------------------------------------------------------------------
Household Finance Corp.
   4.78%-5.81%*, 5/4/2001-7/20/2001                                                       168,000,000     168,055,371
---------------------------------------------------------------------------------------------------------------------
Intrepid Funding Corp.
   5.27%, 5/17/2001                                                                        71,215,000      71,048,199
---------------------------------------------------------------------------------------------------------------------
John Deere Capital Corp.
   5.34%*, 5/14/2001                                                                       50,000,000      49,989,556
---------------------------------------------------------------------------------------------------------------------
Jupiter Securities Corp.
   4.10%-6.09%, 5/24/2001-10/29/2001                                                      220,381,000     217,581,386
---------------------------------------------------------------------------------------------------------------------
K2 (USA), LLC
   4.13%, 10/23/2001                                                                       23,000,000      22,538,243
---------------------------------------------------------------------------------------------------------------------
Kitty Hawk Funding Corp.
   4.23%-5.03%, 6/22/2001-8/20/2001                                                       140,092,000     138,706,841
---------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co.
   5.09%-5.34%*, 5/12/2001-5/14/2001                                                      115,000,000     115,014,690
---------------------------------------------------------------------------------------------------------------------
Moat Funding LLC
   4.14%-6.52%, 5/15/2001-10/18/2001                                                      185,000,000     183,297,205
---------------------------------------------------------------------------------------------------------------------
Moriarty LLC
   5.32%-5.37%, 7/19/2001                                                                 190,000,000     187,771,981
---------------------------------------------------------------------------------------------------------------------
NATC California LLC
   4.18%-4.22%, 7/24/2001                                                                 125,000,000     123,774,767
---------------------------------------------------------------------------------------------------------------------
National Rural Utility
   4.80%*, 7/20/2001                                                                      170,000,000     170,000,000
---------------------------------------------------------------------------------------------------------------------
National Rural Utility
   5.87%, 9/10/2001                                                                        48,345,000      47,304,454
---------------------------------------------------------------------------------------------------------------------
Paccar Financial
   4.18%, 7/25/2001                                                                        20,400,000      20,198,663


    The accompanying notes are an integral part of the financial statements.


                                       4

                                                                                           Principal
                                                                                           Amount ($)     Value ($)
---------------------------------------------------------------------------------------------------------------------
Pennine Funding LLC
   4.50%-5.00%, 8/1/2001-10/12/2001                                                       195,000,000     191,759,078
---------------------------------------------------------------------------------------------------------------------
Phillip Morris, Inc.
   4.85%-5.40%, 5/16/2001-6/6/2001                                                        105,000,000     104,685,750
---------------------------------------------------------------------------------------------------------------------
Phillip Morris, Inc.
   5.34%*, 6/4/2001                                                                       110,000,000     109,928,195
---------------------------------------------------------------------------------------------------------------------
Preferred Receivables Funding Corp.
   4.78%-4.95%, 5/1/2001-6/5/2001                                                         133,700,000     133,235,278
---------------------------------------------------------------------------------------------------------------------
Private Export Funding
   4.49%-5.18%, 7/27/2001-8/14/2001                                                       105,000,000     103,637,964
---------------------------------------------------------------------------------------------------------------------
Prudential Funding Corp.
   5.09%*, 6/18/2001                                                                       40,000,000      40,004,314
---------------------------------------------------------------------------------------------------------------------
Quincy Capital Corp.
   4.75%-5.00%, 5/3/2001-6/15/2001                                                         93,204,000      92,949,429
---------------------------------------------------------------------------------------------------------------------
Receivables Capital Corp.
   5.90%, 6/12/2001                                                                        61,720,000      61,295,161
---------------------------------------------------------------------------------------------------------------------
Scaldis Capital, LLC
   4.53%-5.95%, 5/25/2001-10/15/2001                                                      195,846,000     194,159,214
---------------------------------------------------------------------------------------------------------------------
Sheffield Receivables Corp.
   4.78%, 9/4/2001                                                                         50,000,000      49,163,500
---------------------------------------------------------------------------------------------------------------------
Sigma Finance, Inc.
   4.10%-5.28%, 7/9/2001-10/18/2001                                                       143,691,000     142,025,571
---------------------------------------------------------------------------------------------------------------------
Sigma Finance, Inc.
   5.02%*, 5/15/2001                                                                       75,000,000      74,992,887
---------------------------------------------------------------------------------------------------------------------
Sony Capital Corp.
   4.97%-5.00%, 8/28/2001-8/30/2001                                                        60,000,000      59,010,514
---------------------------------------------------------------------------------------------------------------------
Spintab AB
   4.23%-5.05%, 5/17/2001-8/10/2001                                                       150,000,000     149,182,181
---------------------------------------------------------------------------------------------------------------------
Stellar Funding Group
   4.28%-5.01%, 5/21/2001-7/23/2001                                                       109,781,000     108,971,637
---------------------------------------------------------------------------------------------------------------------
Surrey Funding Corp.
   5.00%-5.07%, 5/10/2001-5/15/2001                                                       189,000,000     188,700,194
---------------------------------------------------------------------------------------------------------------------
Sweetwater Capital Corp.
   4.96%, 5/16/2001                                                                        38,461,000      38,381,514
---------------------------------------------------------------------------------------------------------------------
Toyota Motor Credit Corp.
   4.77%, 6/8/2001                                                                         50,000,000      49,748,250


    The accompanying notes are an integral part of the financial statements.


                                       5

                                                                                           Principal
                                                                                           Amount ($)     Value ($)
---------------------------------------------------------------------------------------------------------------------
Variable Funding Corp.
   5.08%, 5/4/2001                                                                         90,000,000      89,961,900
---------------------------------------------------------------------------------------------------------------------
Verizon Net Funding Corp.
   4.28%-5.27%, 5/7/2001-7/13/2001                                                        195,000,000     193,968,790
---------------------------------------------------------------------------------------------------------------------
Verizon Net Funding Corp.
   5.06%*, 6/15/2001                                                                       85,000,000      84,983,630
---------------------------------------------------------------------------------------------------------------------
WCP Funding, Inc.
   4.92%, 6/15/2001                                                                        70,000,000      69,569,062
---------------------------------------------------------------------------------------------------------------------
Windmill Funding Corp.
   4.89%, 5/16/2001                                                                        60,000,000      59,877,750
---------------------------------------------------------------------------------------------------------------------
Total Commercial Paper (Cost $8,044,637,605)                                                            8,044,637,605
---------------------------------------------------------------------------------------------------------------------
Certificates of Deposit and Bank Notes-- 20.7%
---------------------------------------------------------------------------------------------------------------------
Abbey National Bank
   4.20%-4.65%, 7/12/2001-7/25/2001                                                       229,500,000     227,271,917
---------------------------------------------------------------------------------------------------------------------
Allfirst Bank
   5.05%*, 5/9/2001                                                                        85,000,000      85,000,000
---------------------------------------------------------------------------------------------------------------------
American Express Centurian Bank
   4.67%-5.02%*, 5/1/2001-5/19/2001                                                       132,000,000     131,999,138
---------------------------------------------------------------------------------------------------------------------
Banco de Galicia y Bueno
   4.70%-4.72%, 7/18/2001-8/21/2001                                                       110,000,000     108,589,356
---------------------------------------------------------------------------------------------------------------------
Banc One Corp.
   5.21%, 5/21/2001-5/24/2001                                                              80,000,000      79,742,394
---------------------------------------------------------------------------------------------------------------------
Banc One Corp.
   7.17%, 5/8/2001                                                                         50,000,000      50,000,000
---------------------------------------------------------------------------------------------------------------------
Canadian Imperial Bank of Commerce
   7.18%, 5/10/2001                                                                        50,000,000      49,999,883
---------------------------------------------------------------------------------------------------------------------
CIBC New York
   4.57%*, 5/1/2001                                                                       125,000,000     124,973,805
---------------------------------------------------------------------------------------------------------------------
Comerica Bank
   4.64%-4.66%*, 5/1/2001                                                                  70,000,000      69,997,281
---------------------------------------------------------------------------------------------------------------------
Commerzbank AG New York
   5.03%*, 5/3/2001                                                                       125,000,000     124,990,037
---------------------------------------------------------------------------------------------------------------------
Dresdner Bank NY
   7.22%, 5/8/2001                                                                         50,000,000      49,999,819


    The accompanying notes are an integral part of the financial statements.


                                       6

                                                                                           Principal
                                                                                           Amount ($)     Value ($)
---------------------------------------------------------------------------------------------------------------------
First Union National Bank
   4.67%-4.69%*, 5/1/2001                                                                 140,000,000     140,000,000
---------------------------------------------------------------------------------------------------------------------
Fleet National Bank
   4.64%-4.99%*, 5/20/2001-5/21/2001                                                      150,000,000     149,994,580
---------------------------------------------------------------------------------------------------------------------

Harris Trust and Savings Bank
   4.96%*, 5/12/2001                                                                       45,000,000      44,997,929
---------------------------------------------------------------------------------------------------------------------
Key Bank Corp.
   5.29%*, 5/25/2001                                                                       65,000,000      64,998,460
---------------------------------------------------------------------------------------------------------------------
Merita Bank
   4.46%*, 5/29/2001                                                                       45,000,000      45,000,000
---------------------------------------------------------------------------------------------------------------------
National Bank of Canada
   5.22%, 7/23/2001                                                                        50,000,000      49,398,250
---------------------------------------------------------------------------------------------------------------------
National City Bank of Cleveland
   4.41%-4.83%*, 7/5/2001-7/23/2001                                                        70,000,000      70,001,773
---------------------------------------------------------------------------------------------------------------------
Old Kent Bank
   4.64%-4.67%*, 5/1/2001                                                                 160,000,000     159,997,934
---------------------------------------------------------------------------------------------------------------------
Rabobank Nederland
   4.99%, 8/20/2001                                                                       130,888,000     128,874,179
---------------------------------------------------------------------------------------------------------------------
Swedbank, Inc.
   5.12%, 6/22/2001                                                                        50,000,000      49,630,222
---------------------------------------------------------------------------------------------------------------------
U.S. Bank, N.A.
   4.68%-5.05%*, 5/1/2001-5/21/2001                                                       100,000,000     100,000,130
---------------------------------------------------------------------------------------------------------------------
Total Certificates of Deposit and Bank Notes (Cost $2,105,457,087)                                      2,105,457,087
---------------------------------------------------------------------------------------------------------------------

Miscellaneous Investments-- 0.2%
---------------------------------------------------------------------------------------------------------------------
State of Texas, General Obligation
   4.57%*, 5/2/2001                                                                         2,255,000       2,255,000
---------------------------------------------------------------------------------------------------------------------
Texas Veterans Housing Assistance, General Obligation
   4.50%*, 5/2/2001                                                                        17,500,000      17,500,000
---------------------------------------------------------------------------------------------------------------------
Total Miscellaneous Investments (Cost $19,755,000)                                                         19,755,000
---------------------------------------------------------------------------------------------------------------------
Total Investment Portfolio-- 100.0% (Cost $10,174,378,692) (a)                                        $10,174,378,692
---------------------------------------------------------------------------------------------------------------------

     Interest rates represent annualized yield to date of maturity, except for floating rate securities described below.

   * Floating rate securities are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of a Treasury bill rate. These securities are shown at their current rate as of April 30, 2001. The dates shown represent the next interest rate change date.

  ** Repurchase agreements are fully collateralized by U.S. Treasury or Government agency securities.

 (a) Cost for federal income tax purposes was $10,174,378,692.



    The accompanying notes are an integral part of the financial statements.

   Portfolio of Investments at April 30, 2001


                                                                                           Principal
                                                                                           Amount ($)     Value ($)
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
Government Securities Portfolio
---------------------------------------------------------------------------------------------------------------------

Repurchase Agreements**-- 29.1%
---------------------------------------------------------------------------------------------------------------------
Bear Stearns, Inc.
   4.36%, 5/15/2001, to be repurchased at $60,181,667                                      60,000,000     60,000,000
---------------------------------------------------------------------------------------------------------------------
Bear Stearns, Inc.
   4.75%, 6/4/2001, to be repurchased at $68,547,306                                       68,000,000     68,000,000
---------------------------------------------------------------------------------------------------------------------
Bear Stearns, Inc.
   4.80%, 5/29/2001, to be repurchased at $100,826,667                                    100,000,000    100,000,000
---------------------------------------------------------------------------------------------------------------------
Chase Securities, Inc.
   4.65%, 5/1/2001, to be repurchased at $50,006,458                                       50,000,000     50,000,000
---------------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston Corp.
   4.67%, 6/7/2001, to be repurchased at $80,612,289                                       80,000,000     80,000,000
---------------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston Corp.
   5.06%, 5/4/2001, to be repurchased at $45,379,500                                       45,000,000     45,000,000
---------------------------------------------------------------------------------------------------------------------
Goldman Sachs & Co.
   5.00%, 5/14/2001, to be repurchased at $45,387,500                                      45,000,000     45,000,000
---------------------------------------------------------------------------------------------------------------------
Goldman Sachs & Co.
   5.02%, 5/8/2001, to be repurchased at $12,100,400                                       12,000,000     12,000,000
---------------------------------------------------------------------------------------------------------------------
Salomon Smith Barney
   4.33%, 5/23/2001, to be repurchased at $30,108,250                                      30,000,000     30,000,000
---------------------------------------------------------------------------------------------------------------------
Salomon Smith Barney
   5.05%, 5/1/2001, to be repurchased at $45,378,750                                       45,000,000     45,000,000
---------------------------------------------------------------------------------------------------------------------
State Street Bank and Trust Company
   4.52%, 5/1/2001, to be repurchased at $9,754,225                                         9,753,000      9,753,000
---------------------------------------------------------------------------------------------------------------------
Total Repurchase Agreements (Cost $544,753,000)                                                          544,753,000
---------------------------------------------------------------------------------------------------------------------

Short-Term Notes-- 70.9%
---------------------------------------------------------------------------------------------------------------------
Federal Agricultural Mortgage Corp., 4.65%, 7/3/2001                                       25,605,000     25,398,880
---------------------------------------------------------------------------------------------------------------------
Federal Farm Credit Bank, 4.15%-4.88%, 8/1/2001-9/4/2001                                   45,000,000     45,000,000
---------------------------------------------------------------------------------------------------------------------
Federal Farm Credit Bank, 4.50%-4.52%*, 5/1/2001                                           70,000,000     69,992,228
---------------------------------------------------------------------------------------------------------------------
Federal Home Loan Bank, 4.44%-6.75%*, 5/1/2001-5/17/2001                                  107,000,000    106,982,059
---------------------------------------------------------------------------------------------------------------------
Federal Home Loan Bank, 4.63%-6.75%, 5/2/2001-2/1/2002                                     74,250,000     74,305,140
---------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., 4.63%-6.07%, 5/17/2001-7/19/2001                        295,950,000    293,748,768
---------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Association, 4.18%-7.26%, 5/10/2001-8/15/2001                   245,050,000    244,019,994

    The accompanying notes are an integral part of the financial statements.



                                       8


                                                                                           Principal
                                                                                           Amount ($)     Value ($)
---------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Association, 4.33%-4.94%*, 5/1/2001-6/3/2001                    155,000,000    154,974,857
---------------------------------------------------------------------------------------------------------------------
Hainan Airlines, 4.59%-4.78%*, 6/21/2001                                                   41,886,445     41,886,445
---------------------------------------------------------------------------------------------------------------------
Overseas Private Investment Corp., 4.39%-4.55%, 5/1/2001-7/2/2001                           8,861,006      8,860,097
---------------------------------------------------------------------------------------------------------------------
Student Loan Marketing Association, 4.14%-4.28%*, 5/1/2001                                260,000,000    259,964,072
---------------------------------------------------------------------------------------------------------------------
Total Short-Term Notes (Cost $1,325,132,540)                                                           1,325,132,540
---------------------------------------------------------------------------------------------------------------------
Total Investment Portfolio-- 100% (Cost $1,869,885,540) (a)                                           $1,869,885,540
---------------------------------------------------------------------------------------------------------------------

     Interest rates represent annualized yield to date of maturity, except for floating rate securities described below.

   * Floating rate securities are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of a Treasury bill rate. These securities are shown at their current rate as of April 30, 2001. The dates shown represent the next interest rate change date.

  ** Repurchase agreements are fully collateralized by U.S. Treasury or Government agency securities.

 (a) Cost for federal income tax purposes was $1,869,885,540.


    The accompanying notes are an integral part of the financial statements.

Portfolio of Investments at April 30, 2001

                                                                                           Principal
                                                                                           Amount ($)    Value ($)
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
Tax-Exempt Portfolio
---------------------------------------------------------------------------------------------------------------------

Variable Rate Demand Securities*-- 58.1%
---------------------------------------------------------------------------------------------------------------------
Alabama
Birmingham,
   Special Care Facilities Financing Authority, 4.35%                                      21,500,000     21,500,000
---------------------------------------------------------------------------------------------------------------------
Mobile,
   Ascension, 4.35%                                                                        10,000,000     10,000,000
---------------------------------------------------------------------------------------------------------------------
Arizona
Pima County,
   Industrial Development Authority Revenue, 4.50%                                            300,000        300,000
---------------------------------------------------------------------------------------------------------------------
California
Los Angeles,
   Harbor Improvement Corp., 4.50%                                                          6,400,000      6,400,000
---------------------------------------------------------------------------------------------------------------------
Colorado
Denver City and County,
   Special Facilities Airport Revenue, 4.10%                                               16,000,000     16,000,000
---------------------------------------------------------------------------------------------------------------------
Health Facilities Authority,
   Bethesda Living Center Project, 4.30%                                                    5,965,000      5,965,000
---------------------------------------------------------------------------------------------------------------------
Health Facilities Authority,
   Frasier Meadows Manor Project, 4.33%                                                    12,655,000     12,655,000
---------------------------------------------------------------------------------------------------------------------
Mullen,
   Educational Facilities Authority, 4.40%                                                  4,125,000      4,125,000
---------------------------------------------------------------------------------------------------------------------
Student Obligation Bond Authority, 4.30%                                                   11,900,000     11,900,000
---------------------------------------------------------------------------------------------------------------------
District of Columbia
General Obligations, 4.60%                                                                  4,400,000      4,400,000
---------------------------------------------------------------------------------------------------------------------
The Washington Home, Inc., 4.30%                                                            6,855,000      6,855,000
---------------------------------------------------------------------------------------------------------------------
Florida
Indian River County,
   Hospital Revenue, 4.10%                                                                 10,500,000     10,500,000
---------------------------------------------------------------------------------------------------------------------
Orange County,
   Health Facilities Authority, 4.30%                                                       3,400,000      3,400,000
---------------------------------------------------------------------------------------------------------------------
Putnam County,
   Development Authority, 4.05%                                                             4,700,000      4,700,000
---------------------------------------------------------------------------------------------------------------------
University of Northern Florida, 4.05%                                                      15,400,000     15,400,000

    The accompanying notes are an integral part of the financial statements.



                                       10

                                                                                           Principal
                                                                                           Amount ($)    Value ($)
---------------------------------------------------------------------------------------------------------------------
Georgia
Fayette County,
   Educational Facilities Authority, 4.30%                                                  6,000,000      6,000,000
---------------------------------------------------------------------------------------------------------------------
Gainesville-Riverside,
   Redevelopment Authority Revenue, 4.30%                                                  19,000,000     19,000,000
---------------------------------------------------------------------------------------------------------------------
Laurens County,
   Development Revenue, 4.35%                                                               4,000,000      4,000,000
---------------------------------------------------------------------------------------------------------------------
Willacoochie,
   Development Authority, Pollution Control Revenue, 4.35%                                  6,000,000      6,000,000
---------------------------------------------------------------------------------------------------------------------
Idaho
Power County,
   FMC Corp. Project, 4.41%                                                                 7,000,000      7,000,000
---------------------------------------------------------------------------------------------------------------------
Illinois
Campagna,
   Development Finance Authority, 4.55%                                                     6,670,000      6,670,000
---------------------------------------------------------------------------------------------------------------------
Carol Stream,
   Industrial Project Revenue, 4.40%                                                        1,905,000      1,905,000
---------------------------------------------------------------------------------------------------------------------
Des Plaines,
   Industrial Development Revenue, 4.55%                                                    3,835,000      3,835,000
---------------------------------------------------------------------------------------------------------------------
DuPage County,
   Benet Academy Building Revenue, 4.42%                                                    8,000,000      8,000,000
---------------------------------------------------------------------------------------------------------------------
Elgin,
   Judson College Project, 4.40%                                                            2,920,000      2,920,000
---------------------------------------------------------------------------------------------------------------------
Franklin Park,
   Industrial Development Authority, 4.40%                                                  5,000,000      5,000,000
---------------------------------------------------------------------------------------------------------------------
Niles,
   Notre Dame High School Project, 4.34%                                                    6,000,000      6,000,000
---------------------------------------------------------------------------------------------------------------------
Rockford-Fastener,
   Industrial Project Revenue, 4.70%                                                        2,000,000      2,000,000
---------------------------------------------------------------------------------------------------------------------
Indiana
Columbia City, 4.40%                                                                        3,700,000      3,700,000
---------------------------------------------------------------------------------------------------------------------
Development Finance Authority,
   Enterprise Center V Project, 4.54%                                                       5,000,000      5,000,000
---------------------------------------------------------------------------------------------------------------------
Fort Wayne,
   Pollution Control Revenue, 4.25%                                                         6,000,000      6,000,000


    The accompanying notes are an integral part of the financial statements.


                                       11

                                                                                           Principal
                                                                                           Amount ($)    Value ($)
---------------------------------------------------------------------------------------------------------------------
Health Facilities Financing Authority, 4.35%                                                6,000,000      6,000,000
---------------------------------------------------------------------------------------------------------------------
Rockport,
   Pollution Control Revenue, 4.05%                                                         5,000,000      5,000,000
---------------------------------------------------------------------------------------------------------------------
Kentucky
Boone County,
   Pollution Control Revenue, 3.65%                                                         8,000,000      8,000,000
---------------------------------------------------------------------------------------------------------------------
Campbellsville-Taylor County,
   Industrial Development Authority, 4.45%                                                  3,000,000      3,000,000
---------------------------------------------------------------------------------------------------------------------
Economic Development Finance Authority,
   Easter Seal Society Project, 4.40%                                                       9,000,000      9,000,000
---------------------------------------------------------------------------------------------------------------------
Lexington-Fayette Urban County,
   Industrial Development Revenue, 4.40%                                                    7,600,000      7,600,000
---------------------------------------------------------------------------------------------------------------------
Mason County,
   East Kentucky Power Co-op, 4.05%                                                        13,590,000     13,590,000
---------------------------------------------------------------------------------------------------------------------
Mayfield,
   Multi-City Lease Revenue, 4.10%                                                          3,060,000      3,060,000
---------------------------------------------------------------------------------------------------------------------
Louisiana
Public Facilities Authority,
   Revenue, 4.40%                                                                           6,000,000      6,000,000
---------------------------------------------------------------------------------------------------------------------
Michigan
Delta County,
   Economic Development Corp., 4.45%                                                        2,200,000      2,200,000
---------------------------------------------------------------------------------------------------------------------
Strategic Fund,
   Limited Obligation Revenue, 4.55%                                                        5,700,000      5,700,000
---------------------------------------------------------------------------------------------------------------------
Strategic Fund,
   Pollution Control Revenue, 4.30%                                                         5,300,000      5,300,000
---------------------------------------------------------------------------------------------------------------------
University of Michigan,
   Hospital Revenue, 4.40%                                                                  6,050,000      6,050,000
---------------------------------------------------------------------------------------------------------------------
Missouri
Environment Improvement & Energy, 4.05%                                                     1,885,000      1,885,000
---------------------------------------------------------------------------------------------------------------------
Higher Education Loan Authority, 4.30%                                                      4,200,000      4,200,000
---------------------------------------------------------------------------------------------------------------------
St. Louis,
   Development Financial Authority, 4.43%                                                   5,000,000      5,000,000


    The accompanying notes are an integral part of the financial statements.


                                       12

                                                                                           Principal
                                                                                           Amount ($)    Value ($)
---------------------------------------------------------------------------------------------------------------------
Nebraska
York,
   Industrial Development Revenue, 4.45%                                                    5,600,000      5,600,000
---------------------------------------------------------------------------------------------------------------------
New Hampshire
Business Finance Authority, 4.35%                                                          11,000,000     11,000,000
---------------------------------------------------------------------------------------------------------------------
Ohio
Athens County,
   Port Authority, 4.30%                                                                    6,000,000      6,000,000
---------------------------------------------------------------------------------------------------------------------
Hancock County,
   Multi-Family Housing, 4.43%                                                              6,125,000      6,125,000
---------------------------------------------------------------------------------------------------------------------
Higher Education Facilities Commission, 4.40%                                              12,000,000     12,000,000
---------------------------------------------------------------------------------------------------------------------
Medina County,
   Health Care Facilities Revenue, 4.33%                                                    4,415,000      4,415,000
---------------------------------------------------------------------------------------------------------------------
Stark County,
   Port Authority, 4.40%                                                                    5,100,000      5,100,000
---------------------------------------------------------------------------------------------------------------------
Oklahoma
Blaine County,
   Industrial Development Authority, 4.35%                                                  5,200,000      5,200,000
---------------------------------------------------------------------------------------------------------------------
Oregon
Clackamas County,
   Hospital Revenue, 4.40%                                                                  8,000,000      8,000,000
---------------------------------------------------------------------------------------------------------------------
Economic Development Revenue, 4.35%                                                         3,650,000      3,650,000
---------------------------------------------------------------------------------------------------------------------
Pennsylvania
Dauphin County,
   General Authority, 4.39%                                                                18,710,000     18,710,000
---------------------------------------------------------------------------------------------------------------------
Emmaus,
   General Authority Revenue, 4.39%                                                        17,300,000     17,300,000
---------------------------------------------------------------------------------------------------------------------
Higher Education Assistance Agency,
   Student Loan Revenue, 4.45%                                                              6,500,000      6,500,000
---------------------------------------------------------------------------------------------------------------------
Lancaster County,
   Hospital Revenue, 4.39%                                                                  4,145,000      4,145,000
---------------------------------------------------------------------------------------------------------------------
Lehigh County,
   Industrial Development Authority, 3.60%                                                  4,600,000      4,600,000
---------------------------------------------------------------------------------------------------------------------
Parkland School District,
   Public School Building Authority, 4.39%                                                  5,795,000      5,795,000



    The accompanying notes are an integral part of the financial statements.

                                       13

                                                                                           Principal
                                                                                           Amount ($)    Value ($)
---------------------------------------------------------------------------------------------------------------------
South Carolina
Public Service Authority, 4.26%                                                             2,000,000      2,000,000
---------------------------------------------------------------------------------------------------------------------
Tennessee
Marion County,
   Industrial and Environmental Development Board, 4.35%                                    8,500,000      8,500,000
---------------------------------------------------------------------------------------------------------------------
Maury County,
   Saturn Corporation Project, 4.25%                                                        4,500,000      4,500,000
---------------------------------------------------------------------------------------------------------------------
Texas
Brazos River Authority,
   Pollution Control Revenue, 4.55%                                                         3,000,000      3,000,000
---------------------------------------------------------------------------------------------------------------------
Mesquite,
   Health Facilities Development, 4.30%                                                     8,000,000      8,000,000
---------------------------------------------------------------------------------------------------------------------
North Central Texas,
   Health Facilities Development, 4.35%                                                     8,640,000      8,640,000
---------------------------------------------------------------------------------------------------------------------
Sabine River Authority,
   Pollution Control Revenue, 4.50%                                                         3,800,000      3,800,000
---------------------------------------------------------------------------------------------------------------------
San Antonio,
   Industrial Development Authority, 4.35%                                                  5,400,000      5,400,000
---------------------------------------------------------------------------------------------------------------------
Texas Small Business Industry Development Corp.,
   Industrial Development Revenue, 4.05%                                                   18,845,000     18,845,000
---------------------------------------------------------------------------------------------------------------------
Trinity River Authority,
   Pollution Control Revenue, 4.35%                                                         3,900,000      3,900,000
---------------------------------------------------------------------------------------------------------------------
Vermont
Industrial Development Authority, 4.25%                                                     2,135,000      2,135,000
---------------------------------------------------------------------------------------------------------------------
Student Association Corp,
   Student Loan Revenue, 3.65%                                                             12,090,000     12,090,000
---------------------------------------------------------------------------------------------------------------------
Virginia
Loudoun County,
   Industrial Development Authority, 4.45%                                                  2,640,000      2,640,000
---------------------------------------------------------------------------------------------------------------------
Washington
Health Care Facilities Revenue, 4.22%                                                       4,000,000      4,000,000
---------------------------------------------------------------------------------------------------------------------
Wisconsin
Eau Claire,
   Solid Waste Disposal Revenue, 4.40%                                                      5,800,000      5,800,000



    The accompanying notes are an integral part of the financial statements.



                                       14

                                                                                           Principal
                                                                                           Amount ($)    Value ($)
---------------------------------------------------------------------------------------------------------------------
Merrill,
   Industrial Development Revenue, 4.40%                                                    3,345,000      3,345,000
---------------------------------------------------------------------------------------------------------------------
Park Falls,
   Industrial Development Revenue, 4.55%                                                    3,500,000      3,500,000
---------------------------------------------------------------------------------------------------------------------
Pewaukee,
   Industrial Development Revenue, 4.55%                                                    2,780,000      2,780,000
---------------------------------------------------------------------------------------------------------------------
Total Variable Rate Demand Securities (Cost $545,730,000)                                                545,730,000
---------------------------------------------------------------------------------------------------------------------

Other Securities-- 41.9%
---------------------------------------------------------------------------------------------------------------------
Alaska
City of Valdez,
   ARCO, 3.10%-3.20%, 8/13/2001-9/13/2001                                                  28,400,000     28,400,000
---------------------------------------------------------------------------------------------------------------------
Arizona
Salt River Project,
   Agricultural Improvement and Power District,
   3.15%-3.20%, 8/13/2001-9/10/2001                                                        23,600,000     23,600,000
---------------------------------------------------------------------------------------------------------------------
Colorado
Platte River,
   Power Authority, 3.20%-3.35%, 7/18/2001-8/23/2001                                       10,400,000     10,400,000
---------------------------------------------------------------------------------------------------------------------
Florida
Jacksonville,
   Electric Authority, 3.15%, 9/14/2001                                                     8,500,000      8,500,000
---------------------------------------------------------------------------------------------------------------------
Orlando,
   Capital Improvements, 3.35%, 8/9/2001                                                    5,000,000      5,000,000
---------------------------------------------------------------------------------------------------------------------
Pinellas County,
   Educational Facilities, 4.00%-4.10%, 5/17/2001-5/22/2001                                12,400,000     12,400,000
---------------------------------------------------------------------------------------------------------------------
Sarasota County ,
   Hospital Revenue, 3.20%-3.65%, 6/11/2001-7/12/2001                                      19,300,000     19,300,000
---------------------------------------------------------------------------------------------------------------------
Georgia
Municipal Electric Authority, 3.15%, 9/13/2001                                             10,000,000     10,000,000
---------------------------------------------------------------------------------------------------------------------
Indiana
Indianapolis,
   Thermal Energy System, 5.00%, 5/1/2001                                                   7,000,000      7,000,000
---------------------------------------------------------------------------------------------------------------------
Sullivan Hoosier, 3.20%, 7/11/2001                                                          5,200,000      5,200,000



    The accompanying notes are an integral part of the financial statements.



                                       15

                                                                                           Principal
                                                                                           Amount ($)    Value ($)
---------------------------------------------------------------------------------------------------------------------
Kentucky
Danville,
   Multi-County Lease Revenue, 3.45%, 6/13/2001-6/18/2001                                  17,200,000     17,200,000
---------------------------------------------------------------------------------------------------------------------
Pendleton County,
   Multi-County Lease Revenue, 3.25%, 8/10/2001-9/11/2001                                  20,045,000     20,045,000
---------------------------------------------------------------------------------------------------------------------
Louisiana
Industrial District of West Baton Rouge,
   Pollution Control Revenue, 3.30%-3.35%, 7/19/2001-7/26/2001                             12,150,000     12,150,000
---------------------------------------------------------------------------------------------------------------------
Maryland
Anne Arundel County,
   Port Facilities Revenue, 3.50%-3.70%, 6/1/2001                                          11,000,000     11,000,000
---------------------------------------------------------------------------------------------------------------------
Michigan
Strategic Fund,
   Continental Aluminum Project, 3.30%-3.35%, 7/12/2001-7/19/2001                          13,120,000     13,120,000
---------------------------------------------------------------------------------------------------------------------
Mississippi
Claiborne County,
   Pollution Control Revenue, 3.25%, 9/14/2001                                              1,545,000      1,545,000
---------------------------------------------------------------------------------------------------------------------
Nebraska
Public Power District, 4.50%, 5/1/2001                                                      6,000,000      6,000,000
---------------------------------------------------------------------------------------------------------------------
Ohio
Water Development, 3.20%, 8/10/2001-9/12/2001                                               8,000,000      8,000,000
---------------------------------------------------------------------------------------------------------------------
South Carolina
Public Service Authority, 3.30%, 7/16/2001                                                  9,000,000      9,000,000
---------------------------------------------------------------------------------------------------------------------
Texas
Austin,
   Utility System, 3.50%, 5/30/2001                                                         7,000,000      7,000,000
---------------------------------------------------------------------------------------------------------------------
Harris County,
   3.40%-3.45%, 6/11/2001-7/16/2001                                                         9,142,000      9,142,000
---------------------------------------------------------------------------------------------------------------------
Houston,
   Hotel Tax, 3.45%-4.30%, 5/16/2001                                                        5,500,000      5,500,000
---------------------------------------------------------------------------------------------------------------------
Lower Colorado
   River Authority, 3.25%, 8/16/2001                                                        9,000,000      9,000,000
---------------------------------------------------------------------------------------------------------------------
Municipal Power Agency, 4.00%, 5/9/2001                                                     7,000,000      7,000,000
---------------------------------------------------------------------------------------------------------------------
San Antonio,
   Electric & Gas, 3.35%, 7/18/2001                                                        10,000,000     10,000,000



    The accompanying notes are an integral part of the financial statements.



                                       16

                                                                                           Principal
                                                                                           Amount ($)    Value ($)
---------------------------------------------------------------------------------------------------------------------
Tax and Revenue Anticipation Notes, 5.25%, 8/31/2001                                       20,000,000     20,059,129
---------------------------------------------------------------------------------------------------------------------
Texas A&M University, 3.15%, 8/15/2001                                                     11,000,000     11,000,000
---------------------------------------------------------------------------------------------------------------------
University of Texas, 3.35%, 7/12/2001                                                       6,309,000      6,309,000
---------------------------------------------------------------------------------------------------------------------
Utah
Intermountain Power Agency, 3.15%-3.90%, 5/23/2001-9/12/2001                               44,300,000     44,300,000
---------------------------------------------------------------------------------------------------------------------
Virginia
Chesterfield County,
   Industrial Development Authority, 3.20%, 10/12/2001                                      7,000,000      7,000,000
---------------------------------------------------------------------------------------------------------------------
Louisa County,
   Industrial Development Authority, 3.25%-3.40%, 6/19/2001-7/26/2001                      15,600,000     15,600,000
---------------------------------------------------------------------------------------------------------------------
Norfolk,
   Sentara Health, 3.15%, 8/13/2001                                                         4,000,000      4,000,000
---------------------------------------------------------------------------------------------------------------------
Wyoming
Sweetwater,
   Pollution Control Revenue, 3.20%, 8/10/2001-10/12/2001                                   9,000,000      9,000,000
---------------------------------------------------------------------------------------------------------------------
Total Other Securities (Cost $392,770,129)                                                               392,770,129
---------------------------------------------------------------------------------------------------------------------
Total Investment Portfolio-- 100%  (Cost $938,500,129) (a)                                            $  938,500,129
---------------------------------------------------------------------------------------------------------------------

     Interest rates represent annualized yield to date of maturity, except for variable rate demand securities described below.

   * Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are payable on demand within seven calendar days and normally incorporate an irrevocable letter of credit or line of credit from a major bank. These notes are carried, for purposes of calculating average weighted maturity, at the longer of the period remaining until the next rate change or to the extent of the demand period. These securities are shown at their current rate as of April 30, 2001.

 (a) Cost for federal income tax purposes was $938,500,129.




    The accompanying notes are an integral part of the financial statements.

Financial Statements

--------------------------------------------------------------------------------
Statements of Assets and Liabilities
--------------------------------------------------------------------------------

                                                                                                       Money Market
as of April 30, 2001                                                                                    Portfolio
---------------------------------------------------------------------------------------------------------------------
Assets
---------------------------------------------------------------------------------------------------------------------
Investments in securities, at value (for cost, see accompanying portfolio of investments):
---------------------------------------------------------------------------------------------------------------------
Short-term notes                                                                                     $10,169,849,692
---------------------------------------------------------------------------------------------------------------------
Repurchase agreements                                                                                      4,529,000
---------------------------------------------------------------------------------------------------------------------
Cash                                                                                                             846
---------------------------------------------------------------------------------------------------------------------
Interest receivable                                                                                       27,701,762
---------------------------------------------------------------------------------------------------------------------
Receivable for investments sold                                                                           20,135,828
---------------------------------------------------------------------------------------------------------------------
Receivable for Fund shares sold                                                                          105,063,326
---------------------------------------------------------------------------------------------------------------------
Due from Advisor                                                                                             542,473
---------------------------------------------------------------------------------------------------------------------
Other assets                                                                                                   5,154
---------------------------------------------------------------------------------------------------------------------
Total assets                                                                                          10,327,828,081
---------------------------------------------------------------------------------------------------------------------
Liabilities
---------------------------------------------------------------------------------------------------------------------
Payable for investments purchased                                                                         25,000,000
---------------------------------------------------------------------------------------------------------------------
Dividends payable                                                                                         38,098,289
---------------------------------------------------------------------------------------------------------------------
Accrued management fee                                                                                     1,295,552
---------------------------------------------------------------------------------------------------------------------
Accrued reorganization costs                                                                                 960,142
---------------------------------------------------------------------------------------------------------------------
Accrued Trustees' fees and expenses                                                                           47,548
---------------------------------------------------------------------------------------------------------------------
Other accrued expenses and payables                                                                        4,359,331
---------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                                         69,760,862
---------------------------------------------------------------------------------------------------------------------
Net assets, at value                                                                                 $10,258,067,219
---------------------------------------------------------------------------------------------------------------------




    The accompanying notes are an integral part of the financial statements.


                                       18

---------------------------------------------------------------------------------------------------------------------
Statements of Assets and Liabilities -- continued
---------------------------------------------------------------------------------------------------------------------

                                                                                                        Money Market
 as of April 30, 2001                                                                                    Portfolio
---------------------------------------------------------------------------------------------------------------------
Institutional Shares
---------------------------------------------------------------------------------------------------------------------
Net assets applicable to shares outstanding                                                          $   287,051,725
---------------------------------------------------------------------------------------------------------------------
Shares outstanding of capital stock, $.01 par value, unlimited number of shares authorized               287,051,725
---------------------------------------------------------------------------------------------------------------------
Net Asset Value, offering and redemption price per share (net assets/shares outstanding)             $          1.00
---------------------------------------------------------------------------------------------------------------------
Premier Money Market Shares
---------------------------------------------------------------------------------------------------------------------
Net assets applicable to shares outstanding                                                          $ 2,235,859,716
---------------------------------------------------------------------------------------------------------------------
Shares outstanding of capital stock, $.01 par value, unlimited number of shares authorized             2,235,859,716
---------------------------------------------------------------------------------------------------------------------
Net Asset Value, offering and redemption price per share (net assets/shares outstanding)             $          1.00
---------------------------------------------------------------------------------------------------------------------
Premium Reserve Money Market Shares
---------------------------------------------------------------------------------------------------------------------
Net assets applicable to shares outstanding                                                          $   105,056,349
---------------------------------------------------------------------------------------------------------------------
Shares outstanding of capital stock, $.01 par value, unlimited number of shares authorized               105,056,349
---------------------------------------------------------------------------------------------------------------------
Net Asset Value, offering and redemption price per share (net assets/shares outstanding)             $          1.00
---------------------------------------------------------------------------------------------------------------------
Service Shares
---------------------------------------------------------------------------------------------------------------------
Net assets applicable to shares outstanding                                                          $ 7,630,099,429
---------------------------------------------------------------------------------------------------------------------
Shares outstanding of capital stock, $.01 par value, unlimited number of shares authorized             7,630,099,429
---------------------------------------------------------------------------------------------------------------------
Net Asset Value, offering and redemption price per share (net assets/shares outstanding)             $          1.00
---------------------------------------------------------------------------------------------------------------------



    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
Statements of Assets and Liabilities
--------------------------------------------------------------------------------

                                                                                         Government
                                                                                         Securities     Tax-Exempt
as of April 30, 2001                                                                     Portfolio       Portfolio
---------------------------------------------------------------------------------------------------------------------
Assets
---------------------------------------------------------------------------------------------------------------------
Investments in securities, at value (for cost, see accompanying portfolios of investments):
---------------------------------------------------------------------------------------------------------------------
Short-term notes                                                                      $1,325,132,540  $  938,500,129
---------------------------------------------------------------------------------------------------------------------
Repurchase agreements                                                                    544,753,000              --
---------------------------------------------------------------------------------------------------------------------
Cash                                                                                              --       4,442,249
---------------------------------------------------------------------------------------------------------------------
Receivable for investments sold                                                                   --      14,282,714
---------------------------------------------------------------------------------------------------------------------
Receivable for Fund shares sold                                                              600,255              --
---------------------------------------------------------------------------------------------------------------------
Interest receivable                                                                        9,442,831       3,763,843
---------------------------------------------------------------------------------------------------------------------
Due from Advisor                                                                             187,303         717,492
---------------------------------------------------------------------------------------------------------------------
Other assets                                                                                   4,358             703
---------------------------------------------------------------------------------------------------------------------
Total assets                                                                           1,880,120,287     961,707,130
---------------------------------------------------------------------------------------------------------------------
Liabilities
---------------------------------------------------------------------------------------------------------------------
Due to custodian bank                                                                      7,643,910              --
---------------------------------------------------------------------------------------------------------------------
Payable for investments purchased                                                         30,000,000              --
---------------------------------------------------------------------------------------------------------------------
Payable for Fund shares redeemed                                                                  --         882,733
---------------------------------------------------------------------------------------------------------------------
Dividends payable                                                                          6,287,910       2,180,924
---------------------------------------------------------------------------------------------------------------------
Accrued management fee                                                                       235,862         127,132
---------------------------------------------------------------------------------------------------------------------
Accrued reorganization costs                                                                 222,497          74,410
---------------------------------------------------------------------------------------------------------------------
Accrued Trustees' fees and expenses                                                           18,604          16,896
---------------------------------------------------------------------------------------------------------------------
Other accrued expenses and payables                                                        1,794,073         603,361
---------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                         46,202,856       3,885,456
---------------------------------------------------------------------------------------------------------------------
Net assets, at value                                                                  $1,833,917,431  $  957,821,674
---------------------------------------------------------------------------------------------------------------------



    The accompanying notes are an integral part of the financial statements.



                                       20

---------------------------------------------------------------------------------------------------------------------
Statements of Assets and Liabilities -- continued
---------------------------------------------------------------------------------------------------------------------

                                                                                         Government
                                                                                         Securities     Tax-Exempt
as of April 30, 2001                                                                     Portfolio       Portfolio
---------------------------------------------------------------------------------------------------------------------
Institutional Shares
---------------------------------------------------------------------------------------------------------------------
Net assets applicable to shares outstanding                                           $           --  $  181,712,160
---------------------------------------------------------------------------------------------------------------------
Shares outstanding of capital stock, $.01 par value, unlimited number of shares
authorized                                                                                        --     181,712,160
---------------------------------------------------------------------------------------------------------------------
Net Asset Value, offering and redemption price per share (net assets/shares
outstanding)                                                                          $           --  $         1.00
---------------------------------------------------------------------------------------------------------------------
Managed Shares
---------------------------------------------------------------------------------------------------------------------
Net assets applicable to shares outstanding                                           $           --  $  174,749,280
---------------------------------------------------------------------------------------------------------------------
Shares outstanding of capital stock, $.01 par value, unlimited number of shares                   --     174,749,280
authorized
---------------------------------------------------------------------------------------------------------------------
Net Asset Value, offering and redemption price per share (net assets/shares
outstanding)                                                                          $           --  $         1.00
---------------------------------------------------------------------------------------------------------------------
Premier Money Market Shares
---------------------------------------------------------------------------------------------------------------------
Net assets applicable to shares outstanding                                           $1,299,633,909  $   86,705,362
---------------------------------------------------------------------------------------------------------------------
Shares outstanding of capital stock, $.01 par value, unlimited number of shares        1,299,633,909      86,705,362
authorized
---------------------------------------------------------------------------------------------------------------------
Net Asset Value, offering and redemption price per share (net assets/shares
outstanding)                                                                          $         1.00  $         1.00
---------------------------------------------------------------------------------------------------------------------
Service Shares
---------------------------------------------------------------------------------------------------------------------
Net assets applicable to shares outstanding                                           $  534,283,522  $  514,654,872
---------------------------------------------------------------------------------------------------------------------
Shares outstanding of capital stock, $.01 par value, unlimited number of shares
authorized                                                                               534,283,522     514,654,872
---------------------------------------------------------------------------------------------------------------------
Net Asset Value, offering and redemption price per share (net assets/shares
outstanding)                                                                          $         1.00  $         1.00
---------------------------------------------------------------------------------------------------------------------


    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
Statement of Operations
--------------------------------------------------------------------------------

                                                                                        Government
                                                                         Money Market   Securities     Tax-Exempt
Year ended April 30, 2001                                                 Portfolio     Portfolio      Portfolio
---------------------------------------------------------------------------------------------------------------------
Investment Income
---------------------------------------------------------------------------------------------------------------------
Interest                                                               $  583,880,036  $   88,682,436 $   39,027,335
---------------------------------------------------------------------------------------------------------------------
Other income                                                                  461,172              --             --
---------------------------------------------------------------------------------------------------------------------
Total income                                                              584,341,208      88,682,436     39,027,335
---------------------------------------------------------------------------------------------------------------------
Expenses:
---------------------------------------------------------------------------------------------------------------------
Management fee                                                             14,379,960       2,246,182      1,504,605
---------------------------------------------------------------------------------------------------------------------
Services to shareholders                                                   24,642,163       3,658,946      1,827,417
---------------------------------------------------------------------------------------------------------------------
Custodian fees                                                                838,472          76,100         79,434
---------------------------------------------------------------------------------------------------------------------
Distribution services fees                                                 46,909,861       5,361,482      2,743,546
---------------------------------------------------------------------------------------------------------------------
Administrative services fees                                                4,526,692       2,258,319        417,362
---------------------------------------------------------------------------------------------------------------------
Auditing                                                                       49,299          19,118         32,572
---------------------------------------------------------------------------------------------------------------------
Legal                                                                         126,690           5,344          5,264
---------------------------------------------------------------------------------------------------------------------
Trustees' fees and expenses                                                    90,246          14,338         24,153
---------------------------------------------------------------------------------------------------------------------
Reports to shareholders                                                     1,103,901         148,694        172,936
---------------------------------------------------------------------------------------------------------------------
Registration fees                                                           1,570,423         441,532        123,122
---------------------------------------------------------------------------------------------------------------------
Reorganization                                                              1,506,693         349,151        116,767
---------------------------------------------------------------------------------------------------------------------
Other                                                                         852,007          29,105         79,899
---------------------------------------------------------------------------------------------------------------------
Total expenses, before expense reductions                                  96,596,407      14,608,311      7,127,077
---------------------------------------------------------------------------------------------------------------------
Expense reductions                                                         (7,490,156)       (658,073)      (108,873)
---------------------------------------------------------------------------------------------------------------------
Total expenses, after expense reductions                                   89,106,251      13,950,238      7,018,204
---------------------------------------------------------------------------------------------------------------------
Net investment income                                                     495,234,957      74,732,198     32,009,131
---------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                   $  495,234,957  $   74,732,198 $   32,009,131
---------------------------------------------------------------------------------------------------------------------



    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                                         Money Market Portfolio
                                                                                      -------------------------------
                                                                                           Years Ended April 30,
                                                                                      -------------------------------
                                                                                            2001           2000
---------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets
---------------------------------------------------------------------------------------------------------------------
Operations:
---------------------------------------------------------------------------------------------------------------------
Net investment income                                                                 $   495,234,957 $  233,355,368
---------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                      495,234,957    233,355,368
---------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from net investment income                                 (495,234,957)  (233,355,368)
---------------------------------------------------------------------------------------------------------------------
Fund share transactions at net asset value of $1.00 per share:
Institutional Shares:
---------------------------------------------------------------------------------------------------------------------
Proceeds from shares sold                                                               1,825,905,487    748,054,449
---------------------------------------------------------------------------------------------------------------------
Reinvestment of distributions                                                              16,394,646      4,996,572
---------------------------------------------------------------------------------------------------------------------
Cost of shares redeemed                                                                (1,738,222,890)  (570,178,147)
---------------------------------------------------------------------------------------------------------------------
                                                                                          104,077,243    182,872,874
---------------------------------------------------------------------------------------------------------------------
Premier Money Market Shares (a):
---------------------------------------------------------------------------------------------------------------------
Proceeds from shares sold                                                               3,806,812,764     11,951,644
---------------------------------------------------------------------------------------------------------------------
Reinvestment of distributions                                                              82,349,912          5,653
---------------------------------------------------------------------------------------------------------------------
Cost of shares redeemed                                                                (1,664,661,744)      (598,513)
---------------------------------------------------------------------------------------------------------------------
                                                                                        2,224,500,932     11,358,784
---------------------------------------------------------------------------------------------------------------------
Premium Reserve Money Market Shares:
---------------------------------------------------------------------------------------------------------------------
Proceeds from shares sold                                                                 254,841,452     37,164,706
---------------------------------------------------------------------------------------------------------------------
Reinvestment of distributions                                                               2,759,421        300,324
---------------------------------------------------------------------------------------------------------------------
Cost of shares redeemed                                                                  (169,476,653)   (20,804,478)
---------------------------------------------------------------------------------------------------------------------
                                                                                           88,124,220     16,660,552
---------------------------------------------------------------------------------------------------------------------
Service Shares:
---------------------------------------------------------------------------------------------------------------------
Proceeds from shares sold                                                              45,599,005,304 46,591,548,249
---------------------------------------------------------------------------------------------------------------------
Reinvestment of distributions                                                             381,118,965    199,345,248
---------------------------------------------------------------------------------------------------------------------
Cost of shares redeemed                                                              (44,664,932,128)(43,819,371,616)
---------------------------------------------------------------------------------------------------------------------
                                                                                        1,315,192,141  2,971,521,881
---------------------------------------------------------------------------------------------------------------------
Premier Money Market Shares (closed):
---------------------------------------------------------------------------------------------------------------------
Proceeds from shares sold                                                                          --            362
---------------------------------------------------------------------------------------------------------------------
Reinvestment of distributions                                                                      --          2,012
---------------------------------------------------------------------------------------------------------------------
Cost of shares redeemed                                                                            --       (103,701)
---------------------------------------------------------------------------------------------------------------------
                                                                                                   --       (101,327)
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from Fund share transactions                      3,731,894,536  3,182,312,764
---------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets                                                       3,731,894,536  3,182,312,764
---------------------------------------------------------------------------------------------------------------------
Net assets at beginning of period                                                       6,526,172,683  3,343,859,919
---------------------------------------------------------------------------------------------------------------------
Net assets at end of period                                                           $10,258,067,219 $6,526,172,683
---------------------------------------------------------------------------------------------------------------------

(a)      Premier Money Market Shares commenced operations on February 23, 2000.



    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                      Government Securities Portfolio      Tax-Exempt Portfolio
                                                      ---------------------------------------------------------------
                                                           Years Ended April 30,           Years Ended April 30,
                                                            2001            2000            2001           2000
---------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets
---------------------------------------------------------------------------------------------------------------------
Operations:
---------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                          $   74,732,198  $   26,360,922  $   32,009,131  $   14,039,776
---------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations      74,732,198      26,360,922      32,009,131      14,039,776
---------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from net investment        (74,732,198)    (26,360,922)    (32,009,131)    (14,039,776)
income
---------------------------------------------------------------------------------------------------------------------
Fund share transactions at net asset value of $1.00 per share:
Institutional Shares (a):
---------------------------------------------------------------------------------------------------------------------
Proceeds from shares sold                                         --              --     465,122,993     247,638,674
---------------------------------------------------------------------------------------------------------------------
Reinvestment of distributions                                     --              --         699,823          64,716
---------------------------------------------------------------------------------------------------------------------
Cost of shares redeemed                                           --              --    (453,337,641)    (78,476,405)
---------------------------------------------------------------------------------------------------------------------
                                                                  --              --      12,485,175     169,226,985
---------------------------------------------------------------------------------------------------------------------
Managed Shares (a):
---------------------------------------------------------------------------------------------------------------------
Proceeds from shares sold                                         --              --     259,273,270     215,706,614
---------------------------------------------------------------------------------------------------------------------
Reinvestment of distributions                                     --              --          33,088           5,108
---------------------------------------------------------------------------------------------------------------------
Cost of shares redeemed                                           --              --    (215,882,141)    (84,386,659)
---------------------------------------------------------------------------------------------------------------------
                                                                  --              --      43,424,217     131,325,063
---------------------------------------------------------------------------------------------------------------------
Premier Money Market Shares (b):
---------------------------------------------------------------------------------------------------------------------
Proceeds from shares sold                              1,654,497,855       5,000,564     223,623,357         655,552
---------------------------------------------------------------------------------------------------------------------
Reinvestment of distributions                             42,929,231           9,006       2,048,796           1,266
---------------------------------------------------------------------------------------------------------------------
Cost of shares redeemed                                 (401,501,773)     (1,300,974)   (139,368,552)       (255,057)
---------------------------------------------------------------------------------------------------------------------
                                                       1,295,925,313       3,708,596      86,303,601         401,761
---------------------------------------------------------------------------------------------------------------------
Service Shares:
---------------------------------------------------------------------------------------------------------------------
Proceeds from shares sold                              2,565,961,773   2,982,333,915   2,671,055,047   3,032,944,597
---------------------------------------------------------------------------------------------------------------------
Reinvestment of distributions                             27,603,413      26,623,715      15,038,743      11,295,030
---------------------------------------------------------------------------------------------------------------------
Cost of shares redeemed                               (2,557,208,371) (3,304,201,108) (2,635,973,998) (2,960,333,539)
---------------------------------------------------------------------------------------------------------------------
                                                          36,356,815    (295,243,478)     50,119,792      83,906,088
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from Fund share  1,332,282,128    (291,534,882)    192,332,785     384,859,897
transactions
---------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets                      1,332,282,128    (291,534,882)    192,332,785     384,859,897
---------------------------------------------------------------------------------------------------------------------
Net assets at beginning of period                        501,635,303     793,170,185     765,488,889     380,628,992
---------------------------------------------------------------------------------------------------------------------
Net assets at end of period                           $1,833,917,431  $  501,635,303  $  957,821,674  $  765,488,889
---------------------------------------------------------------------------------------------------------------------

 (a) Institutional Shares and Managed Shares for the Tax-Exempt Portfolio were initially offered on November 17, 1999.

 (b) Premier Money Market Shares commenced operations on March 1, 2000 and March 7, 2000 for the Government Securities Portfolio and Tax-Exempt Portfolio, respectively.



    The accompanying notes are an integral part of the financial statements.

Financial Highlights

The following tables include selected data for a share outstanding throughout each period and other performance information derived from the financial statements and market price data.

--------------------------------------------------------------------------------
Money Market Portfolio -- Premier Money Market Shares
--------------------------------------------------------------------------------

Years ended April 30,                                                                         2001        2000(a)
---------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                                     $    1.00          1.00
---------------------------------------------------------------------------------------------------------------------
   Net investment income                                                                       .05           .01
---------------------------------------------------------------------------------------------------------------------
   Less distributions from net investment income                                              (.05)         (.01)
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                           $    1.00          1.00
---------------------------------------------------------------------------------------------------------------------
Total Return (%) (c)                                                                          5.56           .94**
---------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets and Supplemental Data
---------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ thousands)                                                  2,235,860        11,359
---------------------------------------------------------------------------------------------------------------------
Ratio of expenses before expense reductions (%)                                                .97(d)        .98*
---------------------------------------------------------------------------------------------------------------------
Ratio of expenses after expense reductions (%)                                                 .96(d)        .95*
---------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (%)                                                            5.37          5.19*
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
Government Securities Portfolio -- Premier Money Market Shares
---------------------------------------------------------------------------------------------------------------------

Years ended April 30,                                                                         2001          2000(b)
---------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                                     $    1.00          1.00
---------------------------------------------------------------------------------------------------------------------
   Net investment income                                                                       .05           .01
---------------------------------------------------------------------------------------------------------------------
   Less distributions from net investment income                                              (.05)         (.01)
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                           $    1.00          1.00
---------------------------------------------------------------------------------------------------------------------
Total Return (%)                                                                              5.46(c)        .84**
---------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets and Supplemental Data
---------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ thousands)                                                  1,299,634         3,708
---------------------------------------------------------------------------------------------------------------------
Ratio of expenses before expense reductions (%)                                                .98(e)       1.00*
---------------------------------------------------------------------------------------------------------------------
Ratio of expenses after expense reductions (%)                                                 .97(e)       1.00*
---------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (%)                                                            5.24          5.01*
---------------------------------------------------------------------------------------------------------------------


 (a) For the period February 23, 2000 (commencement of operations) to April 30, 2000.

 (b) For the period March 1, 2000 (commencement of operations) to April 30,
     2000.

 (c) Total return would have been lower had certain expenses not been reduced.

(d) The ratios of operating expenses excluding costs incurred in connection with the reorganization before and after expense reductions were .95% and .95%, respectively (see Notes to Financial Statements).

(e) The ratios of operating expenses excluding costs incurred in connection with the reorganization before and after expense reductions were .96% and .96%, respectively (see Notes to Financial Statements).

*  Annualized

** Not annualized

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements and market price data.

--------------------------------------------------------------------------------
Tax-Exempt Portfolio -- Premier Money Market Shares
--------------------------------------------------------------------------------

Years ended April 30,                                    2001          2000(a)
--------------------------------------------------------------------------------
Net asset value, beginning of period                $    1.00          1.00
--------------------------------------------------------------------------------
   Net investment income                                  .03           .01
--------------------------------------------------------------------------------
   Less distributions from net investment income         (.03)         (.01)
--------------------------------------------------------------------------------
Net asset value, end of period                      $    1.00          1.00
--------------------------------------------------------------------------------
Total Return (%)                                         3.21           .45**
--------------------------------------------------------------------------------
Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period ($ thousands)                86,705           402
--------------------------------------------------------------------------------
Ratio of expenses (%)                                     .97(b)        .96*
--------------------------------------------------------------------------------
Ratio of net investment income (%)                       3.06          3.05*
--------------------------------------------------------------------------------

(a) For the period March 7, 2000 (commencement of operations) to April 30, 2000.

(b) The ratio of operating expenses excluding costs incurred in connection with the reorganization was .97% (see Notes to Financial Statements).

*  Annualized

** Not annualized

Notes to Financial Statements

1. Significant Accounting Policies

Cash Account Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust currently offering three portfolios: Money Market Portfolio, Government Securities Portfolio and Tax-Exempt Portfolio (the "Portfolios"). Money Market Portfolio offers four classes of shares: Institutional, Premier Money Market, Premium Reserve Money Market and Service. Government Securities Portfolio offers two classes of shares: Institutional and Managed. Tax-Exempt Portfolio offers four classes of shares: Institutional, Managed, Premier Money Market and Service.

Each Portfolio's investment income, realized and unrealized gains and losses, and certain Portfolio-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares of that portfolio except that each class bears certain expenses unique to that class such as distribution services, shareholder services, administrative services and certain other class-specific expenses. Differences in class expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

Each Portfolio's financial statements are prepared in accordance with accounting principles generally accepted in the United States which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Portfolios in the preparation of their financial statements.

Security Valuation. Each Portfolio values all portfolio securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and pursuant to which the Portfolio must adhere to certain conditions. Under this method, which does not take into account unrealized gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/ amortization to maturity of any discount/premium. All other securities are valued at their fair value as determined in good faith by the Valuation Committee of the Board of Trustees.

Repurchase Agreements. Each Portfolio may enter into repurchase agreements with certain banks and broker/dealers whereby the Portfolio, through its custodian or sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is equal to at least the principal amount of the repurchase price plus accrued interest.

Federal Income Taxes. Each Portfolio's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable and tax-exempt income to its shareholders. Accordingly, each Portfolio paid no federal income taxes and no federal income tax provision was required.

Distribution of Income and Gains. All of the net investment income of each Portfolio is declared as a daily dividend and is distributed to shareholders monthly. Net investment income includes all realized gains (losses) on portfolio securities.

Investment Transactions and Investment Income. Investment transactions are accounted for on the trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All premiums and original issue discounts are amortized/accreted for both tax and financial reporting purposes.

Expenses. Expenses arising in connection with a specific portfolio are allocated to that Portfolio. Other Fund expenses are allocated between the Portfolios in proportion to their relative net assets.

2. Transactions with Affiliates

Management Agreement. The Fund has a management agreement with Zurich Scudder Investments, Inc., ("ZSI" or the "Advisor"), formerly Scudder Kemper Investments, Inc., and pays a monthly investment management fee of 1/12 of the annual rate of 0.22% of the first $500 million of average daily net assets of the Fund declining to 0.15% of average daily net assets of the Fund in excess of $3 billion. During the year ended April 30, 2001, the Portfolios incurred management fees as follows:

                                                        Management    Effective
Portfolio                                                  fees         rate
--------------------------------------------------------------------------------
Money Market Portfolio                               $   14,379,960    .16%
--------------------------------------------------------------------------------
Government Securities Portfolio                           2,246,182    .16%
--------------------------------------------------------------------------------
Tax-Exempt Portfolio                                      1,504,605    .16%
--------------------------------------------------------------------------------

Distribution Agreement. The Fund has a distribution agreement with Scudder Distributors, Inc. ("SDI"), formerly Kemper Distributors, Inc. For its services as primary distributor, the Fund pays SDI an annual fee of 0.60%, 0.60% and 0.50% of average daily net assets for the Service shares of the Money Market Portfolio, Government Securities Portfolio and Tax-Exempt Portfolio, respectively, and 0.25% of average net assets for the Premier Money Market shares of the Money Market Portfolio, Government Securities Portfolio and Tax-Exempt Portfolio, respectively, pursuant to separate Rule 12b-1 plans for this Fund. For the year ended April 30, 2001, the Portfolios incurred distribution services fees as follows:

                                                Distribution   Amount unpaid
Portfolio                                      services fees  at April 30, 2001
--------------------------------------------------------------------------------
Money Market Portfolio                            $   46,909,861 $    4,211,615
--------------------------------------------------------------------------------
Government Securities Portfolio                        5,361,482        554,584
--------------------------------------------------------------------------------
Tax-Exempt Portfolio                                   2,743,546        234,096
--------------------------------------------------------------------------------

The Fund has an administrative and shareholder services agreement with SDI for providing information and administrative services to shareholders. The Premium Reserve Money Market, Managed and Premier Money Market shares of each Portfolio pay SDI a fee at an annual rate of up to 0.25% of average daily net assets. Institutional shares of the Money Market Portfolio pay SDI a fee at an annual rate of up to 0.15% of average daily net assets. For the year ended April 30, 2001, the Portfolios incurred administrative services fees as follows:

                                                Administrative  Amount unpaid
Portfolio                                       services fees  at April 30, 2001
--------------------------------------------------------------------------------
Money Market Portfolio                            $    4,526,692 $      147,716
--------------------------------------------------------------------------------
Government Securities Portfolio                        2,258,319        344,934
--------------------------------------------------------------------------------
Tax-Exempt Portfolio                                     417,362         31,790
--------------------------------------------------------------------------------

Shareholder Services Agreement. Pursuant to a services agreement with the Fund's transfer agent, Scudder Investments Service Company ("SISC"), formerly Kemper Service Company, is the shareholder service agent of the Fund. Under the agreement, for the year ended April 30, 2001, SISC received shareholder services fees as follows:

                                                 Shareholder   Amount unpaid
Portfolio                                       service fees   at April 30, 2001
--------------------------------------------------------------------------------
Money Market Portfolio                        $   17,121,411    $           --
(after $6,367,289 of expense waiver)
--------------------------------------------------------------------------------
Government Securities Portfolio                    2,910,439           840,999
(after $402,870 of expense waiver)
--------------------------------------------------------------------------------
Tax-Exempt Portfolio                               1,341,251           176,289
--------------------------------------------------------------------------------

Officers and Trustees. Certain officers or trustees of the Fund are also officers or directors of Scudder. During the year ended April 30, 2001, the Portfolios made no payments to their officers and incurred Trustees' fees to independent Trustees as follows:

Portfolio                                                         Trustees' fees
--------------------------------------------------------------------------------
Money Market Portfolio                                           $       57,934
--------------------------------------------------------------------------------
Government Securities Portfolio                                           1,094
--------------------------------------------------------------------------------
Tax-Exempt Portfolio                                                      8,815
--------------------------------------------------------------------------------

In addition, a one-time fee was accrued for payment to those Trustees not affiliated with the Advisor who are not standing for re-election under the reorganization discussed in Note 5. Inasmuch as the Advisor will also benefit from administrative efficiencies of a Consolidated Board, the Advisor has agreed to bear such costs as follows:

                                                    Trustee      Trustee fee
Portfolio                                           Severance   absorbed by ZSI
--------------------------------------------------------------------------------
Money Market Portfolio                           $    32,312    $    16,156
--------------------------------------------------------------------------------
Government Securities Portfolio                       13,244          6,622
--------------------------------------------------------------------------------
Tax-Exempt Portfolio                                  15,338          7,669
--------------------------------------------------------------------------------


3. Expense Off-Set Arrangements

The Fund has entered into an arrangement with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of each Portfolio's expenses. During the period, the Money Market Portfolio, Government Securities Portfolio and Tax-Exempt Portfolio custody and transfer agent fees were reduced as follows:

Portfolio                                            Custodian   Transfer Agent
--------------------------------------------------------------------------------
Money Market Portfolio                            $    30,339    $    71,910
--------------------------------------------------------------------------------
Government Securities Portfolio                         4,697         11,117
--------------------------------------------------------------------------------
Tax-Exempt Portfolio                                   15,826          7,533
--------------------------------------------------------------------------------


4. Line of Credit

The Fund and several affiliated Funds (the "Participants") share in a $750 million revolving credit facility with J.P. Morgan Chase & Co. for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated pro rata among each of the Participants. Interest is calculated based on the market rates at the time of the borrowing. Each Portfolio may borrow up to a maximum of 33 percent of its net assets under the agreement.

5. Reorganization

ZSI has initiated a program to reorganize and combine its two fund families, Scudder and Kemper, in response to changing industry conditions and investor needs. The program proposes to streamline the management and operations of most of the funds ZSI advises principally through the liquidation of several small funds, mergers of certain funds with similar investment objectives, the consolidation of certain Board of Directors/Trustees and the adoption of an administrative fee covering the provision of most of the services currently paid for by the affected funds. Costs incurred in connection with this restructuring initiative are being borne jointly by ZSI and certain of the affected funds. Those costs, including printing, shareholder meeting expenses and professional fees, are presented as reorganization expenses in the Statement of Operations of the Fund. ZSI has agreed to bear a portion of such costs:


                                                                  Reorganization
                                                                       fee
                                                   Reorganization  reimbursed by
Fund                                                    fee           Advisor
--------------------------------------------------------------------------------
Money Market Portfolio                             $  1,506,693   $  1,004,462
--------------------------------------------------------------------------------
Government Securities Portfolio                         349,151        232,767
--------------------------------------------------------------------------------
Tax-Exempt Portfolio                                    116,767         77,845
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------


Tax Information (Unaudited)

For the Tax-Exempt Portfolio, of the dividends paid from net investment income for the taxable year ended April 30, 2001, 100% are designated as exempt interest dividends for federal income tax purposes.

Please consult a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you specific questions about your account, please call 1-800-621-1048.

Report of Independent Auditors

The Board of Trustees and Shareholders
Cash Account Trust

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Cash Account Trust (comprising, respectively, the Money Market, Government Securities and Tax-Exempt Portfolios), as of April 30, 2001, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the fiscal periods indicated herein. These financial statements and financial highlights are the responsibility of the Trusts' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of April 30, 2001, by correspondence with the custodian or other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios comprising the Cash Account Trust at April 30, 2001, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the fiscal periods indicated herein, in conformity with accounting principles generally accepted in the United States.

                                                           /s/ Ernst & Young LLP
Chicago, Illinois
June 1, 2001

Principal Underwriter
Scudder Distributors, Inc.
222 S. Riverside Plaza
Chicago, IL 60606

This report is not to be distributed unless preceded or accompanied by a Cash Account Trust prospectus.